Expense Example	Nov. 10, 2026 USD ($)
CWP Premium Growth ETF | CWP Premium Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
CWP Premium Dividend ETF | CWP Premium Dividend ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160